Discontinued Operations - Schedule of Results of Operations Included in the Loss from Discontinued Operations (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 9,337
Cost of Goods Sold		(2,631)
Gross Profit		6,706
General and administrative expense		(37,035)
Loss before income taxes from Discontinued Operations		(30,329)
Provision for income taxes
Net Loss from Discontinued Operations		$ (30,329)